Condensed Consolidated Balance Sheets - USD ($)	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020
Current assets
Cash	$ 774,409	$ 462,360	$ 39,571
Other receivables	50,765	151,485	4,579
Subscription receivable	185,000
Prepayments	119,970	133,647	115,109
Deposits held by related parties	388,757	486,462
Total Current assets	1,518,901	1,233,954	159,259
Non-current assets
Property, plant and equipment, net	3,977,619	2,574,704	79,436
Right-of-use assets, net	469,821	598,575	373,987
Mineral property costs	93,453	93,453	93,453
Reclamation deposits		2,826	2,628
Reclamation and other deposits	12,736	12,826
Deferred costs	2,973
Other deposits		10,000
TOTAL ASSETS	6,075,503	4,513,512	708,763
Current liabilities
Accounts payable and accrued liabilities	2,715,924	1,989,316	1,169,817
Due to related parties	1,253,280	1,026,817	843,990
Lease obligations – current	244,592	192,045	143,709
Promissory note			60,567
Provision for flow through share issuances	225,833	233,285	216,924
Convertible debenture		107	96,318
Convertible debenture – derivative liability		7,449,700	20,123
Convertible debenture, net	1,783,584	7,449,807
Warrant liability	2,468,261
Total Current liabilities	8,691,474	10,891,270	2,551,448
Non-current liabilities
Lease obligations – non-current	254,147	392,280	237,218
Total liabilities	8,945,621	11,283,550	2,788,666
Commitments and contingencies [note 9]
Shareholders’ deficit
Capital stock Authorized: 1 billion common stock at par value of $0.001 Issued and paid: 434,866,801 (2021 – 392,943,398)	39,096,950	29,842,167	21,322,022
Additional paid-in-capital	23,204,066	15,186,480	4,182,037
Obligations to issue shares	388,701	209,827	596,872
Accumulated other comprehensive income	335,072	121,109	399,175
Accumulated deficit	(65,894,907)	(52,129,621)	(28,580,009)
Total shareholders’ deficit	(2,870,118)	(6,770,038)	(2,079,903)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$ 6,075,503	$ 4,513,512	$ 708,763